Income Taxes - Tax Effects of Temporary Differences of Deferred Tax Assets and Deferred Tax Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Components Of Deferred Tax Assets And Liabilities [Abstract]
Allowance for loan losses	$ 1,835	$ 1,571
Other	22	10
Deferred tax assets	1,857	1,581
Premises and equipment	(564)	(370)
Federal Home Loan Bank stock dividends	(376)	(376)
Deferred loan fees	(282)	(241)
Prepaid expenses	(114)	(111)
Unrealized gain on securities	(262)	(19)
Other	(412)	(338)
Deferred tax liabilities	(2,010)	(1,455)
Net deferred tax asset (liability)	$ (153)
Net deferred tax asset (liability)		$ 126